                     CLASS A, CLASS B AND CLASS C SHARES OF

                          AIM ASIA PACIFIC GROWTH FUND

                       Supplement dated December 31, 2002
                      to the Prospectus dated March 1, 2002
            as revised July 1, 2002 and as supplemented July 1, 2002

Effective December 31, 2002, the following replaces in its entirety the information appearing under the heading, "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 5 of the Prospectus:

         "The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the management of the fund's portfolio are

         o Barrett K. Sides (lead manager), Senior Portfolio Manager, who has been responsible for the fund since its inception in 1997 and has been associated with the advisor and/or its affiliates since 1990.

         o Shuxin Cao, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1997.

         They are assisted by the Asia Pacific Team. More information on the fund's management team may be found on our website
         (http://www.aimfunds.com)."





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                 CLASS A, CLASS B, CLASS C AND CLASS R SHARES OF

                          AIM INTERNATIONAL GROWTH FUND

                       Supplement dated December 31, 2002
                      to the Prospectus dated June 3, 2002
            as revised July 1, 2002 and as supplemented July 1, 2002

Effective, December 31, 2002, the following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 4 of the Prospectus:

         "The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the management of the fund's portfolio are

         o Clas G. Olsson (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1997 and has been associated with the advisor and/or its affiliates since 1994.

         o Barrett K. Sides (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the advisor and/or its affiliates since 1990.

         o Jason T. Holzer, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1996.

         They are assisted by the Asia Pacific and Europe/Canada Teams. More information on the fund's management team may be found on our website (http://www.aimfunds.com)."

                          AIM INTERNATIONAL GROWTH FUND

                           INSTITUTIONAL CLASS SHARES

                       Supplement dated December 31, 2002
                     to the Prospectus dated March 15, 2002
                             as revised July 1, 2002

Effective, December 31, 2002, the following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 4 of the Prospectus:

         "The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the management of the fund's portfolio are

         o Clas G. Olsson (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1997 and has been associated with the advisor and/or its affiliates since 1994.

         o Barrett K. Sides (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the advisor and/or its affiliates since 1990.

         o Jason T. Holzer, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1996.

         They are assisted by the Asia Pacific and Europe/Canada Teams. More information on the fund's management team may be found on our website (http://www.aimfunds.com)."